Project debt, Details of project debt (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Project debt [Abstract]
Non-current	$ 4,956,811	$ 5,228,917
Current	262,009	246,291
Total Project debt	$ 5,218,820	$ 5,475,208